Interest-Bearing Borrowings (Details) - Schedule of Pledge Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets	¥ 2,359,528,851	¥ 147,257,249
Loans principal, interest and financing service fee receivables [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets	2,163,917,080	147,257,249
Office buildings [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets	151,111,771
Real estate property [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets	¥ 44,500,000